UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Beavercreek, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant’s telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1- March 31, 2013

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS-51.8%
	Basic Materials-6.0%
50,000	Aceto Corp.	$553,500
209,000	Barrick Gold Corp.	6,144,600
237,000	Buckeye Technologies, Inc.	7,098,150
80,000	Cabot Corp.	2,736,000
134,900	CF Industries Holdings, Inc.	25,680,913
115,000	Cooper Tire & Rubber Co.	2,950,900
18,600	Eastman Chemical Co.	1,299,582
15,000	FMC Corp.	855,450
20,000	H.B. Fuller Co.	781,600
162,000	Huntsman Corp.	3,011,580
132,000	Innospec, Inc.	5,844,960
87,000	International Paper Co.	4,052,460
132,000	Newmont Mining Corp.	5,529,480
20,000	Olin Corp.	504,400
245,000	PH Glatfelter Co.	5,728,100
311,040	PolyOne Corp.	7,592,486
161,200	PPG Industries, Inc.	21,591,128
92,240	Terra Nitrogen Co. LP	20,292,800

		122,248,089

	Consumer, Cyclical-11.0%
694,600	Alaska Air Group, Inc.*	44,426,616
128,000	The Cato Corp., Class A	3,089,920
14,500	CVS Caremark Corp.	797,355
287,100	Destination Maternity Corp.	6,718,140
288,800	Dillard’s, Inc., Class A	22,685,240
80,900	DineEquity, Inc.	5,565,111
109,000	DIRECTV, Class A*	6,170,490
203,100	Foot Locker, Inc.	6,954,144
1,524,165	Ford Motor Co.	20,042,770
125,000	LeapFrog Enterprises, Inc.*	1,070,000
85,000	Lennar Corp., Class A	3,525,800
627,800	Macy’s, Inc.	26,267,152
151,300	Moody’s Corp.	8,067,316
31,900	PetSmart, Inc.	1,980,990
180,000	RR Donnelley & Sons Co.	2,169,000
785,315	Sinclair Broadcast Group, Inc., Class A	15,894,776
55,000	Southwest Airlines Co.	741,400
213,050	Target Corp.	14,583,272
135,000	TJX Cos., Inc.	6,311,250
163,500	Viacom, Inc., Class A	10,310,310
147,000	Viacom, Inc., Class B	9,050,790
100,000	Wal-Mart Stores, Inc.	7,483,000

		223,904,842

	Consumer, Non-cyclical-6.7%
15,000	The Andersons, Inc.	802,800
287,500	Dean Foods Co.*	5,212,375
341,100	Eli Lilly & Co.	19,371,069
45,000	Grand Canyon Education, Inc.*	1,142,550
207,600	Ingredion, Inc.	15,013,632
185,000	The Kroger Co.	6,130,900
449,200	Merck & Co., Inc.	19,868,116
608,000	Mylan, Inc.*	17,595,520
171,000	Newell Rubbermaid, Inc.	4,463,100

Shares or Principal Amount		Value

	Consumer, Non-cyclical (continued)
665,000	Pfizer, Inc.	$19,191,900
2,850	Seaboard Corp.	7,979,972
3,000	Seneca Foods Corp., Class A*	99,060
94,300	The Toro Co.	4,341,572
30,000	Tupperware Brands Corp.	2,452,200
208,300	UnitedHealth Group, Inc.	11,916,843
25,075	WellPoint, Inc.	1,660,717

		137,242,326

	Energy-5.5%
156,970	Chevron Corp.	18,651,175
19,000	ConocoPhillips	1,141,900
95,000	Delek US Holdings, Inc.	3,748,700
13,800	Diamond Offshore Drilling, Inc.	959,928
140,500	Exxon Mobil Corp.	12,660,455
553,044	HollyFrontier Corp.	28,454,114
93,800	Plains All American Pipeline LP	5,297,824
552,500	Tesoro Corp.	32,348,875
203,000	Valero Energy Corp.	9,234,470

		112,497,441

	Financial-7.7%
42,500	Allied World Assurance Co. Holdings AG	3,940,600
304,000	American Financial Group, Inc.	14,403,520
170,900	AmTrust Financial Services, Inc.	5,921,685
301,000	Aspen Insurance Holdings, Ltd.	11,612,580
404,000	Brookfield Office Properties, Inc.	6,936,680
21,470	Capital One Financial Corp.	1,179,777
390,000	CBL & Associates Properties, Inc., REIT	9,204,000
40,000	Coinstar, Inc.*	2,336,800
20,000	EZCORP, Inc., Class A*	426,000
996,000	Fifth Third Bancorp	16,244,760
8,600	The Goldman Sachs Group, Inc.	1,265,490
389,250	JPMorgan Chase & Co.	18,473,805
993,000	KeyCorp	9,890,280
36,000	National Financial Partners Corp.*	807,480
340,000	Nelnet, Inc., Class A	11,492,000
10,000	PNC Financial Services Group, Inc.	665,000
327,870	Protective Life Corp.	11,737,746
316,060	Rent-A-Center, Inc.	11,675,256
7,100	Southside Bancshares, Inc.	149,171
101,600	Torchmark Corp.	6,075,680
64,264	The Travelers Cos., Inc.	5,410,386
282,025	Unum Group	7,967,206

		157,815,902

	Industrial-5.3%
17,000	AGCO Corp.	886,040
7,000	Alliant Techsystems, Inc.	507,010
117,800	AMERCO	20,443,012
382,000	American Axle & Manufacturing Holdings, Inc.*	5,214,300
35,000	American Railcar Industries, Inc.	1,635,900
7,500	Celadon Group, Inc.	156,450
37,000	CNH Global NV	1,528,840
63,000	Cummins, Inc.	7,296,030
7,000	Deere & Co.	601,860
71,000	Eaton Corp. PLC	4,348,750
40,400	FedEx Corp.	3,967,280
12,600	Ingersoll-Rand PLC	693,126
180,000	Jarden Corp.*	7,713,000
40,000	Littelfuse, Inc.	2,714,000

Shares or Principal Amount		Value

	Industrial (continued)
50,000	Magna International, Inc.	$2,935,000
49,605	NACCO Industries, Inc., Class A	2,646,923
8,000	Republic Services, Inc.	264,000
15,000	Seaspan Corp.	300,750
392,000	Sturm Ruger & Co., Inc.	19,886,160
20,000	Textainer Group Holdings, Ltd.	791,000
120,000	Timken Co.	6,789,600
289,625	TRW Automotive Holdings Corp.*	15,929,375
11,000	United Rentals, Inc.*	604,670

		107,853,076

	Technology-5.6%
348,000	Amkor Technology, Inc.*	1,392,000
150,000	Arrow Electronics, Inc.*	6,093,000
165,000	Avnet, Inc.*	5,973,000
471,910	Deluxe Corp.	19,537,074
86,000	Equifax, Inc.	4,952,740
286,000	Intel Corp.	6,249,100
42,500	International Business Machines Corp.	9,065,250
193,000	Intersections, Inc.	1,816,130
240,500	Kulicke & Soffa Industries, Inc.*	2,780,180
62,000	Lexmark International, Inc., Class A	1,636,800
17,000	Lockheed Martin Corp.	1,640,840
9,000	Microsoft Corp.	257,490
100,740	Northrop Grumman Corp.	7,066,911
130,400	SYNNEX Corp.*	4,824,800
338,840	Triumph Group, Inc.	26,598,940
268,200	Western Digital Corp.	13,485,096

		113,369,351

	Utilities-4.0%
154,500	American Electric Power Co., Inc.	7,513,335
320,500	AT&T, Inc.	11,759,145
464,000	BCE, Inc.	21,664,160
100,000	Cleco Corp.	4,703,000
132,840	DTE Energy Co.	9,078,286
112,000	El Paso Electric Co.	3,768,800
15,000	Exelon Corp.	517,200
10,000	OGE Energy Corp.	699,800
49,100	PG&E Corp.	2,186,423
283,000	PNM Resources, Inc.	6,591,070
255,000	Portland General Electric Co.	7,734,150
67,000	TELUS Corp.	4,630,370

		80,845,739

TOTAL COMMON STOCKS (Cost $797,587,976)		1,055,776,766

CLOSED-END FUNDS-0.1%
140,000	Eaton Vance Risk-Managed Diversified Equity Income Fund	1,538,600
11,500	Nuveen Ohio Quality Income Municipal Fund, Inc.	200,675
50,000	Nuveen Premium Income Municipal Fund 2	749,000

TOTAL CLOSED-END FUNDS
(Cost $2,276,870)		2,488,275

Shares or Principal Amount		Value

EXCHANGE TRADED FUNDS-1.5%
50,000	iShares® Cohen & Steers Realty Majors Index Fund	$4,122,500
55,000	iShares® MSCI Canada Index Fund	1,568,050
15,000	iShares® MSCI Germany Index Fund	367,050
70,000	iShares® MSCI Indonesia Investable Market Index Fund	2,438,800
32,900	iShares® MSCI New Zealand Investable Market Index Fund	1,225,854
30,000	iShares® MSCI Philippines Investable Market Index Fund	1,234,200
84,540	iShares® MSCI Poland Investable Market Index Fund	2,172,678
338,000	iShares® MSCI Singapore Index Fund	4,718,480
6,000	iShares® MSCI South Korea Index Fund	356,580
70,000	iShares® MSCI Switzerland Index Fund	2,055,200
10,000	iShares® S&P® National Municipal Bond Fund	1,101,000
5,000	iShares® Silver Trust Index Fund*	137,100
122,900	SPDR® Nuveen Barclays Capital Short Term Municipal Bond ETF	2,992,615
181,450	SPDR® S&P® Homebuilders ETF	5,441,686

TOTAL EXCHANGE TRADED FUNDS (Cost $27,326,135)		29,931,793

CORPORATE BONDS-9.5%
	Basic Materials-0.6%
$5,000,000	BHP Billiton Finance USA, Ltd., 1.000%, 2/24/15	5,048,330
5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,303,055
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,836,201

		12,187,586

	Communications-0.3%
5,000,000	BellSouth Corp., 5.200%, 9/15/14	5,325,820

	Consumer, Cyclical-0.7%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,999,895
5,000,000	The Home Depot, Inc., 5.950%, 4/1/41	6,365,360
785,000	McDonald’s Corp., 5.700%, 2/1/39	1,010,772
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,351,570

		14,727,597

	Consumer, Non-cyclical-1.3%
5,000,000	Colgate-Palmolive Co., 3.150%, 8/5/15	5,296,140
3,000,000	The Hershey Co., 4.125%, 12/1/20	3,414,108
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	6,155,143
5,000,000	PepsiCo, Inc., 0.800%, 8/25/14	5,028,060
5,465,000	Wyeth LLC, 5.500%, 2/15/16	6,207,983

		26,101,434

	Energy-1.4%
5,000,000	Apache Corp., 3.250%, 4/15/22	5,190,015
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	5,169,290
5,000,000	Occidental Petroleum Corp., 1.750%, 2/15/17	5,142,825
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	5,014,160
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,916,645

		27,432,935

	Financial-2.4%
5,000,000	Aflac, Inc., 2.650%, 2/15/17	5,258,545
5,000,000	Bank of America Corp., 5.100%, 4/27/16(a)	4,877,800
5,000,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	5,429,740
5,000,000	Citigroup, Inc., 4.450%, 1/10/17	5,506,605
4,000,000	General Electric Capital Corp., 0.783%, 2/6/14(a)	4,015,176
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,624,418
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	5,239,880
5,000,000	Morgan Stanley & Co., 4.750%, 3/22/17	5,517,125
5,000,000	National City Corp., 4.900%, 1/15/15	5,362,580
5,000,000	UBS AG, 5.875%, 12/20/17	5,932,905

		49,764,774

Shares or Principal Amount		Value

	Industrial-0.4%
$1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	$1,344,135
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,617,512
5,000,000	United Technologies Corp., 3.100%, 6/1/22	5,244,170

		8,205,817

	Technology-1.9%
8,000,000	Google, Inc., 3.625%, 5/19/21	8,875,504
5,000,000	Hewlett-Packard Co., 3.750%, 12/1/20	4,966,905
5,000,000	Intel Corp., 3.300%, 10/1/21	5,249,635
3,000,000	International Business Machines Corp., 1.950%, 7/22/16	3,112,119
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,694,408
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,423,361
5,000,000	Oracle Corp., 2.500%, 10/15/22	4,912,280

		38,234,212

	Utilities-0.5%
5,000,000	Florida Power Corp., 5.800%, 9/15/17	5,947,070
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,879,744

		10,826,814

TOTAL CORPORATE BONDS (Cost $187,271,888)		192,806,989

MORTGAGE BACKED SECURITIES-1.1%
	Federal National Mortgage Association-0.7%
3,622,542	3.000%, 3/1/27, Pool #AB4726	3,814,761
4,338,220	3.000%, 4/1/27, Pool #AB4927	4,586,041
6,204,962	4.500%, 9/1/40, Pool #MA0547	6,473,004

		14,873,806

	Government National Mortgage Association-0.4%
7,483,382	4.000%, 12/20/40, Pool #4882	8,155,540

TOTAL MORTGAGE BACKED SECURITIES (Cost $22,308,422)		23,029,346

U.S. GOVERNMENT AGENCIES-1.8%
	Federal Government Loan Mortgage Corporation-0.2%
4,088,189	3.500%, 5/1/42	4,314,585

	Federal Home Loan Bank-1.0%
5,000,000	1.600%, 10/22/20	4,978,940
5,000,000	1.250%, 7/25/22 (b)	5,003,835
10,000,000	2.430%, 10/11/22	10,001,890

		19,984,665

	Federal Home Loan Mortgage Corporation-0.3%
7,019,459	3.000%, 11/1/26	7,368,073

	United States Department of Housing and Urban Development-0.3%
5,000,000	2.050%, 8/1/19	5,245,260

TOTAL U.S. GOVERNMENT AGENCIES (Cost $36,488,060)		36,912,583

U.S. TREASURY BONDS & NOTES-24.5%
	U.S. Treasury Bonds-2.2%
25,000,000	3.500%, 2/15/39	27,234,375
20,000,000	2.750%, 11/15/42	18,578,120

		45,812,495

	U.S. Treasury Inflation Indexed Notes-3.2%
15,677,200	2.500%, 7/15/16	18,143,913
12,639,650	1.625%, 1/15/18	14,740,006

Shares or Principal Amount		Value

	U.S. Treasury Inflation Indexed Notes (continued)
$26,622,401	1.375%, 1/15/20	$31,728,498

		64,612,417

	U.S. Treasury Notes-19.1%
45,000,000	2.625%, 12/31/14	46,872,090
40,000,000	2.000%, 1/31/16	41,862,480
35,000,000	1.000%, 9/30/16	35,658,980
58,000,000	4.625%, 2/15/17	67,103,274
10,000,000	1.500%, 8/31/18	10,343,750
70,000,000	2.750%, 2/15/19	77,213,290
95,000,000	3.500%, 5/15/20	109,776,965

		388,830,829

TOTAL U.S. TREASURY BONDS & NOTES (Cost $474,189,216)		499,255,741

FOREIGN BONDS-2.5%
	Australia Government-0.6%
AUD 10,000,000	5.250%, 3/15/19	11,605,343

	Canada Government-0.5%
CAD 5,000,000	3.750%, 6/1/19	5,580,155
CAD 5,000,000	3.500%, 6/1/20	5,563,961

		11,144,116

	International Bank for Reconstruction & Development-0.2%
TRY 8,000,000	6.000%, 7/23/15	4,493,229

	Netherlands Government-0.2%
EUR 3,000,000	4.000%, 7/15/19	4,547,762

	Norway Government-0.2%
NOK 21,000,000	4.500%, 5/22/19	4,185,079

	Queensland Treasury Corp.-0.3%
AUD 5,000,000	6.000%, 10/14/15	5,564,452

	Sweden Government-0.5%
SEK 52,000,000	5.000%, 12/1/20	9,938,216

TOTAL FOREIGN BONDS (Cost $46,136,837)		51,478,197

MUNICIPAL BONDS-2.6%
	California-0.0%(c)
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, 4.750%, 6/1/31	1,096,250

	Colorado-0.1%
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, 5.000%, 12/1/26	1,159,480

	Connecticut-0.3%
5,350,000	State of Connecticut, Series B, 5.000%, 11/1/25	6,413,313

	Florida-0.1%
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,141,120

	Georgia-0.2%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,403,260

	Illinois-0.1%
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	547,140

Shares or Principal Amount		Value

	Illinois (continued)
$1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	$1,067,250

		1,614,390

	Massachusetts-0.1%
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, 5.250%, 8/1/22	1,173,980

	Michigan-0.0%(c)
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	1,072,630

	Ohio-0.7%
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds, Series B, 6.150%, 12/1/33	5,063,520
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,242,428
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), 5.000%, 12/1/26	556,825
1,000,000	Ohio State University General Recipients Revenue Bonds, 4.910%, 6/1/40	1,145,230
1,000,000	Ohio State University General Recipients Revenue Bonds, Series A, 5.000%, 12/1/28	1,152,850
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	622,135
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A, 5.375%, 9/1/28	1,170,890
2,000,000	State of Ohio General Obligation Unlimited Bonds, Series B, 5.000%, 2/1/22	2,079,520
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,112,460

		14,145,858

	Texas-0.5%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	1,125,090
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/1/37	1,105,320
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	556,125
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	6,166,406
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/34	1,091,790

		10,044,731

	Washington-0.2%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,192,100

	Wisconsin-0.3%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, 5.000%, 5/1/25	5,989,950

TOTAL MUNICIPAL BONDS (Cost $49,405,139)		52,447,062

SHORT TERM INVESTMENTS-4.8%
97,484,451	First American Government Obligations Fund, 7-Day Yield 0.016%	97,484,451

TOTAL SHORT TERM INVESTMENTS (Cost $97,484,451)		97,484,451

TOTAL INVESTMENT SECURITIES-100.2% (Cost $1,740,474,994)		2,041,611,203
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.2)%		(3,773,111)

NET ASSETS-100.0%		$2,037,838,092

*	Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(b)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2013.

(c) Less than 0.05% of Net Assets

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by the shareholders

AUD - Australian Dollar

BV - Besloten Vennootschap is the Dutch term for private limited liability company

CAD - Canadian Dollar

ETF - Exchange Traded Fund

EUR - Euro

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NOK - Norwegian Krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SEK - Swedish Krona

SPDR - Standard & Poor’s Depositary Receipts

TRY - Turkish Lira

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS-95.5%
	Basic Materials-7.5%
23,920	A Schulman, Inc.	$754,915
38,545	Aceto Corp.	426,693
75,860	Cooper Tire & Rubber Co.	1,946,568
68,855	Innospec, Inc.	3,048,899
126,340	Lydall, Inc.*	1,939,319
50,376	Material Sciences Corp.*	544,061
22,194	Neenah Paper, Inc.	682,687
63,720	PH Glatfelter Co.	1,489,774
33,800	Worthington Industries, Inc.	1,047,124

		11,880,040

	Consumer, Cyclical-16.3%
46,060	1-800-Flowers.com, Inc., Class A*	228,918
6,021	Bassett Furniture Industries, Inc.	96,095
78,770	The Cato Corp., Class A	1,901,508
77,640	Dana Holding Corp.	1,384,321
26,500	Destination Maternity Corp.	620,100
73,510	Dorman Products, Inc.	2,735,307
14,511	Flexsteel Industries, Inc.	359,002
40,720	Fred’s, Inc., Class A	557,050
125,890	Haverty Furniture Cos., Inc.	2,588,298
17,470	Kona Grill, Inc.*	159,501
96,180	La-Z-Boy, Inc.	1,814,917
390,045	LeapFrog Enterprises, Inc.*	3,338,785
58,145	Luby’s, Inc.*	434,925
14,820	Meritage Homes Corp.*	694,465
247,650	Myers Industries, Inc.	3,457,194
37,830	PC Connection, Inc.	618,521
27,705	Rocky Brands, Inc.*	377,065
176,725	Sinclair Broadcast Group, Inc., Class A	3,576,914
13,530	Susser Holdings Corp.*	691,518

		25,634,404

	Consumer, Non-cyclical-10.7%
12,765	Alico, Inc.	590,381
27,200	The Andersons, Inc.	1,455,744
151,060	Carriage Services, Inc.	3,210,025
10,140	G&K Services, Inc., Class A	461,472
4,716	Libbey, Inc.*	91,160
109,195	LifePoint Hospitals, Inc.*	5,291,590
8,465	Nature’s Sunshine Products, Inc.	129,007
28,220	Pozen, Inc.*	148,719
58,875	Sciclone Pharmaceuticals, Inc.*	270,825
21,740	Seneca Foods Corp., Class A*	717,855
98,100	The Toro Co.	4,516,524

		16,883,302

	Energy-8.8%
11,220	Adams Resources & Energy, Inc.	572,220
68,120	Alon USA Energy, Inc.	1,297,686
11,426	Blueknight Energy Partners LP	97,921
34,700	Calumet Specialty Products Partners LP	1,292,575
113,960	Delek US Holdings, Inc.	4,496,862
143,225	EPL Oil & Gas, Inc.*	3,839,862
136,220	Magellan Petroleum Corp.*	145,755

Shares		Value

	Energy (continued)
19,869	Star Gas Partners LP	$90,205
22,160	Sunoco Logistics Partners LP	1,449,264
51,273	TGC Industries, Inc.	507,603

		13,789,953

	Financial-12.1%
7,040	Allied World Assurance Co. Holdings AG	652,749
2,437	Altisource Asset Management Corp.*	328,995
8,124	Altisource Residential Corp., Class B*	162,480
89,250	American Financial Group, Inc.	4,228,665
11,150	BofI Holding, Inc.*	400,062
27,270	Coinstar, Inc.*	1,593,113
24,245	ePlus, Inc.	1,120,361
14,540	Federal Agricultural Mortgage Corp., Class C	447,687
14,893	Homeowners Choice, Inc.	405,834
39,090	MainSource Financial Group, Inc.	548,824
32,360	National Financial Partners Corp.*	725,835
14,985	Nicholas Financial, Inc.	220,280
24,960	Peoples Bancorp, Inc.	558,854
133,645	Rent-A-Center, Inc.	4,936,846
43,475	Southside Bancshares, Inc.	913,410
20,920	World Acceptance Corp.*	1,796,400

		19,040,395

	Industrial-12.7%
81,145	Alamo Group, Inc.	3,103,796
28,410	AMERCO	4,930,271
59,140	Celadon Group, Inc.	1,233,660
49,850	Franklin Electric Co., Inc.	1,673,465
14,485	Park-Ohio Holdings Corp.*	479,888
23,922	SORL Auto Parts, Inc.*	91,861
12,465	Standex International Corp.	688,317
46,447	StealthGas, Inc.*	556,900
3,038	Strattec Security Corp.	86,370
132,057	Sturm Ruger & Co., Inc.	6,699,252
22,553	Supreme Industries, Inc., Class A*	104,646
17,634	UFP Technologies, Inc.*	347,213

		19,995,639

	Technology-13.1%
11,610	Aware, Inc.	53,754
39,092	CalAmp Corp.*	428,839
142,525	Deluxe Corp.	5,900,535
30,810	Gilat Satellite Networks, Ltd.*	175,309
95,190	Kulicke & Soffa Industries, Inc.*	1,100,396
86,271	Lionbridge Technologies, Inc.*	333,869
197,345	Mentor Graphics Corp.	3,562,077
22,330	NetSol Technologies, Inc.*	294,086
16,430	Perion Network, Ltd.*	162,000
16,760	Rudolph Technologies, Inc.*	197,433
34,360	SYNNEX Corp.*	1,271,320
10,640	Tessco Technologies, Inc.	230,250
87,150	Triumph Group, Inc.	6,841,275

		20,551,143

	Utilities-14.3%
115,550	Cleco Corp.	5,434,316
143,445	El Paso Electric Co.	4,826,924
56,140	The Laclede Group, Inc.	2,397,178
65,995	NorthWestern Corp.	2,630,561
93,120	PNM Resources, Inc.	2,168,765

Shares		Value

	Utilities (continued)
130,635	Portland General Electric Co.	$3,962,159
8,894	Shenandoah Telecommunications Co.	135,456
323,810	Vonage Holdings Corp.*	935,811

		22,491,170

TOTAL COMMON STOCKS (Cost $110,196,904)		150,266,046

SHORT TERM INVESTMENTS-4.9%
7,731,806	First American Government Obligations Fund, 7-Day Yield 0.016%	7,731,806

TOTAL SHORT TERM INVESTMENTS
(Cost $7,731,806)		7,731,806

TOTAL INVESTMENT SECURITIES-100.4% (Cost $117,928,710)		157,997,852
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.4)%		(639,802)

NET ASSETS-100.0%		$157,358,050

* Non-income producing security.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by the shareholders

LP - Limited Partnership

Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS-93.9%
	Basic Materials-10.4%
7,500	Buckeye Technologies, Inc.	$224,625
13,000	Huntsman Corp.	241,670
1,000	NewMarket Corp.	260,360
10,000	Olin Corp.	252,200
15,500	PolyOne Corp.	378,355
8,000	Worthington Industries, Inc.	247,840

		1,605,050

	Consumer, Cyclical-10.7%
8,250	Alaska Air Group, Inc.*	527,670
3,000	Dillard’s, Inc., Class A	235,650
6,500	Foot Locker, Inc.	222,560
15,000	KB Home	326,550
10,000	RR Donnelley & Sons Co.	120,500
15,000	Steelcase, Inc., Class A	220,950

		1,653,880

	Consumer, Non-cyclical-15.6%
15,000	Dean Foods Co.*	271,950
4,125	Ingredion, Inc.	298,320
5,000	LifePoint Hospitals, Inc.*	242,300
10,000	Newell Rubbermaid, Inc.	261,000
75	Seaboard Corp.	209,999
6,400	The Toro Co.	294,656
7,225	Tupperware Brands Corp.	590,572
10,325	Tyson Foods, Inc., Class A	256,266

		2,425,063

	Energy-8.8%
6,000	Delek US Holdings, Inc.	236,760
8,250	HollyFrontier Corp.	424,463
9,300	Tesoro Corp.	544,515
4,125	World Fuel Services Corp.	163,845

		1,369,583

	Financial-15.0%
8,775	American Financial Group, Inc.	415,759
8,000	Aspen Insurance Holdings, Ltd.	308,640
12,900	Brookfield Office Properties, Inc.	221,493
4,125	Home Properties, Inc., REIT	261,607
11,350	Nelnet, Inc., Class A	383,630
6,825	Protective Life Corp.	244,335
13,425	Rent-A-Center, Inc.	495,920

		2,331,384

	Industrial-14.4%
7,225	AGCO Corp.	376,567
3,000	AMERCO	520,620
11,625	Jarden Corp.*	498,131
6,700	Timken Co.	379,086
8,250	TRW Automotive Holdings Corp.*	453,750

		2,228,154

Shares		Value

	Technology-10.4%
34,525	Amkor Technology, Inc.*	$138,100
7,750	Arrow Electronics, Inc.*	314,805
3,500	Cirrus Logic, Inc.*	79,625
13,950	Deluxe Corp.	577,530
25,500	LSI Corp.*	172,890
4,125	Triumph Group, Inc.	323,813

		1,606,763

	Utilities-8.6%
15,550	CMS Energy Corp.	434,467
4,975	DTE Energy Co.	339,992
8,000	Portland General Electric Co.	242,640
7,000	Vectren Corp.	247,940
25,825	Vonage Holdings Corp.*	74,634

		1,339,673

TOTAL COMMON STOCKS (Cost $10,652,431)		14,559,550

EXCHANGE TRADED FUNDS-1.7%
3,100	iShares® Cohen & Steers Realty Majors Index Fund	255,595

TOTAL EXCHANGE TRADED FUNDS (Cost $217,510)		255,595

SHORT TERM INVESTMENTS-4.5%
700,816	First American Government Obligations Fund, 7-Day Yield 0.016%	700,816

TOTAL SHORT TERM INVESTMENTS (Cost $700,816)		700,816

TOTAL INVESTMENT SECURITIES-100.1% (Cost $11,570,757)		15,515,961
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.1)%		(13,415)

NET ASSETS-100.0%		$15,502,546

* Non-income producing security.

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS-94.1%
	Basic Materials-9.2%
26,220	Aceto Corp.	$290,255
34,277	Material Sciences Corp.*	370,192
15,085	Neenah Paper, Inc.	464,015

		1,124,462

	Consumer, Cyclical-16.6%
31,340	1-800-Flowers.com, Inc., Class A*	155,760
4,094	Bassett Furniture Industries, Inc.	65,340
9,874	Flexsteel Industries, Inc.	244,283
11,880	Kona Grill, Inc.*	108,465
39,520	Luby’s, Inc.*	295,610
25,715	PC Connection, Inc.	420,440
18,853	Rocky Brands, Inc.*	256,589
9,202	Susser Holdings Corp.*	470,314

		2,016,801

	Consumer, Non-cyclical-12.3%
8,680	Alico, Inc.	401,450
30,781	Carriage Services, Inc.	654,096
3,206	Libbey, Inc.*	61,972
5,760	Nature’s Sunshine Products, Inc.	87,783
19,200	Pozen, Inc.*	101,184
40,060	Sciclone Pharmaceuticals, Inc.*	184,276

		1,490,761

	Energy-7.9%
7,620	Adams Resources & Energy, Inc.	388,620
7,769	Blueknight Energy Partners LP	66,580
92,680	Magellan Petroleum Corp.*	99,168
13,510	Star Gas Partners LP	61,335
34,849	TGC Industries, Inc.	345,005

		960,708

	Financial-20.7%
7,580	BofI Holding, Inc.*	271,971
16,490	ePlus, Inc.	762,003
9,880	Federal Agricultural Mortgage Corp., Class C	304,205
10,128	Homeowners Choice, Inc.	275,988
26,560	MainSource Financial Group, Inc.	372,903
10,202	Nicholas Financial, Inc.	149,969
16,960	Peoples Bancorp, Inc.	379,734

		2,516,773

	Industrial-14.9%
9,860	Park-Ohio Holdings Corp.*	326,662
16,266	SORL Auto Parts, Inc.*	62,461

Shares		Value

	Industrial (continued)
8,485	Standex International Corp.	$468,542
31,598	StealthGas, Inc.*	378,860
2,066	Strattec Security Corp.	58,736
4,130	Sturm Ruger & Co., Inc.	209,515
15,335	Supreme Industries, Inc., Class A*	71,154
12,004	UFP Technologies, Inc.*	236,359

		1,812,289

	Technology-10.5%
7,900	Aware, Inc.	36,577
26,592	CalAmp Corp.*	291,714
20,960	Gilat Satellite Networks, Ltd.*	119,262
58,701	Lionbridge Technologies, Inc.*	227,173
15,200	NetSol Technologies, Inc.*	200,184
11,180	Perion Network, Ltd.*	110,235
11,400	Rudolph Technologies, Inc.*	134,292
7,245	Tessco Technologies, Inc.	156,782

		1,276,219

	Utilities-2.0%
6,050	Shenandoah Telecommunications Co.	92,141
51,040	Vonage Holdings Corp.*	147,506

		239,647

TOTAL COMMON STOCKS (Cost $7,952,117)		11,437,660

SHORT TERM INVESTMENTS-6.1%
735,074	First American Government Obligations Fund, 7-Day Yield 0.016%	735,074

TOTAL SHORT TERM INVESTMENTS (Cost $735,074)		735,074

TOTAL INVESTMENT SECURITIES-100.2% (Cost $8,687,191)		12,172,734
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.2)%		(25,714)

NET ASSETS-100.0%		$12,147,020

* Non-income producing security.

LP - Limited Partnership

Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS-95.2%
	Basic Materials-9.7%
11,410	Aceto Corp.	$126,309
12,560	Buckeye Technologies, Inc.(a)	376,172
770	CF Industries Holdings, Inc.(a)	146,585
6,100	Cooper Tire & Rubber Co.	156,526
4,650	Olin Corp.	117,273
465	Terra Nitrogen Co. LP	102,300
3,920	Worthington Industries, Inc.	121,441

		1,146,606

	Consumer, Cyclical-13.6%
3,580	Alaska Air Group, Inc.*	228,977
3,720	Dillard’s, Inc., Class A(a)	292,206
10,650	LeapFrog Enterprises, Inc.*	91,164
17,945	Sinclair Broadcast Group, Inc., Class A(a)	363,207
9,640	Southwest Airlines Co.	129,947
1,885	Target Corp.	129,028
2,500	Viacom, Inc., Class A(a)	157,650
2,795	Wal-Mart Stores, Inc.	209,150

		1,601,329

	Consumer, Non-cyclical-14.6%
6,965	Eli Lilly & Co.(a)	395,543
2,490	Merck & Co., Inc.	110,133
13,685	Pfizer, Inc.(a)	394,949
6,830	The Toro Co.(a)	314,453
6,630	UnitedHealth Group, Inc.(a)	379,302
2,600	USANA Health Sciences, Inc.*	125,658

		1,720,038

	Energy-13.1%
1,030	Apache Corp.	79,475
2,595	Chevron Corp.(a)	308,338
20,465	Flotek Industries, Inc.*	334,603
7,355	HollyFrontier Corp.(a)	378,415
7,655	Tesoro Corp.(a)	448,200

		1,549,031

	Financial-12.6%
3,420	Brookfield Office Properties, Inc.	58,721
3,700	CBL & Associates Properties, Inc., REIT	87,320
19,400	Fifth Third Bancorp	316,414
2,680	JPMorgan Chase & Co.	127,193
14,460	KeyCorp	144,022
4,040	PNC Financial Services Group, Inc.(a)	268,660
6,735	Protective Life Corp.	241,113
6,116	Southside Bancshares, Inc.	128,497
1,410	The Travelers Cos., Inc.	118,708

		1,490,648

	Industrial-10.3%
2,650	AGCO Corp.	138,118
1,510	AMERCO(a)	262,045
800	NACCO Industries, Inc., Class A	42,688

Shares		Value

	Industrial (continued)
8,035	Sturm Ruger & Co., Inc.	$407,616
1,575	Timken Co.	89,113
2,120	TRW Automotive Holdings Corp.*	116,600
2,850	United Rentals, Inc.*	156,665

		1,212,845

	Technology-12.2%
8,645	Deluxe Corp.(a)	357,903
15,435	Kulicke & Soffa Industries, Inc.*(a)	178,429
1,685	Lockheed Martin Corp.(a)	162,636
860	Northrop Grumman Corp.(a)	60,329
7,405	Symantec Corp.*(a)	182,755
3,375	Triumph Group, Inc.	264,938
4,680	Western Digital Corp.(a)	235,310

		1,442,300

	Utilities-9.1%
5,365	AT&T, Inc.(a)	196,842
2,265	DTE Energy Co.	154,790
6,735	PNM Resources, Inc.	156,858
12,060	Portland General Electric Co.(a)	365,780
70,995	Vonage Holdings Corp.*	205,175

		1,079,445

TOTAL COMMON STOCKS (Cost $8,991,399)		11,242,242

EXCHANGE TRADED FUNDS-1.0%
4,170	SPDR® S&P® Homebuilders ETF	125,058

TOTAL EXCHANGE TRADED FUNDS (Cost $110,497)		125,058

SHORT TERM INVESTMENTS-8.4%
988,500	First American Government Obligations Fund, 7-Day Yield 0.016%	988,500

TOTAL SHORT TERM INVESTMENTS (Cost $988,500)		988,500

TOTAL INVESTMENT SECURITIES-104.6% (Cost $10,090,396)		12,355,800
SEGREGATED CASH WITH BROKERS-36.6%		4,324,612
SECURITIES SOLD SHORT-(40.0)% (Proceeds $4,607,015)		(4,720,636)
OTHER LIABILITIES IN EXCESS OF ASSETS-(1.2)%		(151,050)

NET ASSETS-100.0%		$11,808,726

Shares		Value

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCKS-(40.0)%
	Basic Materials-(3.6)%
(2,440)	Allied Nevada Gold Corp.	$(40,162)
(1,610)	ArcelorMittal	(20,978)
(4,350)	Eldorado Gold Corp.	(41,456)
(7,750)	Endeavour Silver Corp.	(48,205)
(1,520)	Impala Platinum Holdings, Ltd.	(22,177)
(970)	Kraton Performance Polymers, Inc.	(22,698)
(4,020)	Molycorp, Inc.	(20,904)
(1,900)	PVR Partners LP	(45,809)
(2,180)	Quanex Building Products Corp.	(35,098)
(670)	Royal Gold, Inc.	(47,590)
(1,560)	Schnitzer Steel Industries, Inc.	(41,590)
(6,150)	Turquoise Hill Resources, Ltd.	(39,114)

		(425,781)

	Consumer, Cyclical-(2.7)%
(160)	Amazon.com, Inc.	(42,638)
(1,420)	BJ’s Restaurants, Inc.	(47,258)
(1,880)	JC Penney Co., Inc	(28,407)
(990)	Latam Airlines Group SA	(21,523)
(2,570)	Millennial Media, Inc.	(16,319)
(1,800)	Navistar International Corp.	(62,226)
(1,900)	Pandora Media, Inc.	(26,904)
(1,290)	Tile Shop Holdings, Inc.	(27,103)
(770)	Vail Resorts, Inc.	(47,986)

		(320,364)

	Consumer, Non-cyclical-(8.3)%
(2,480)	Accretive Health, Inc.	(25,197)
(830)	The Advisory Board Co.	(43,592)
(750)	Aegerion Pharmaceuticals, Inc.	(30,255)
(3,100)	Amarin Corp. PLC	(22,971)
(2,070)	Ariad Pharmaceuticals, Inc.	(37,446)
(1,080)	BRF - Brasil Foods SA, ADR	(23,879)
(1,530)	Brookdale Senior Living, Inc.	(42,656)
(950)	Centene Corp.	(41,838)
(1,170)	Cepheid, Inc.	(44,893)
(1,680)	ChemoCentryx, Inc.	(23,218)
(1,070)	Clovis Oncology, Inc.	(30,677)
(2,850)	DexCom, Inc.	(47,652)
(3,790)	Elan Corp. PLC, Sponsored ADR	(44,722)
(2,840)	Endologix, Inc.	(45,866)
(1,110)	Genomic Health, Inc.	(31,391)
(1,850)	Insulet Corp.	(47,841)
(3,400)	MAKO Surgical Corp.	(37,910)
(1,150)	Monro Muffler Brake, Inc.	(45,666)
(4,750)	Nektar Therapeutics	(52,250)
(580)	Onyx Pharmaceuticals, Inc.	(51,539)
(6,440)	Rigel Pharmaceuticals, Inc.	(43,728)
(1,330)	Tornier NV	(25,070)
(2,640)	Tower Group International, Ltd.	(48,706)
(1,690)	ViroPharma, Inc.	(42,520)
(2,020)	Volcano Corp.	(44,965)

		(976,448)

	Energy-(7.3)%
(1,780)	Approach Resources, Inc.	(43,806)
(1,030)	Baytex Energy Corp.	(43,188)
(3,380)	Clean Energy Fuels Corp.	(43,940)
(940)	Cobalt International Energy, Inc.	(26,508)
(2,540)	Crosstex Energy LP	(46,736)

Shares		Value

	Energy (continued)
(4,580)	Eagle Rock Energy Partners LP	$(44,976)
(1,470)	Enduro Royalty Trust	(23,549)
(6,530)	Halcon Resources Corp.	(50,869)
(980)	Inergy Midstream LP	(23,922)
(4,290)	KiOR, Inc.	(19,948)
(1,390)	Laredo Petroleum Holdings, Inc.	(25,423)
(1,420)	NuStar GP Holdings LLC	(46,150)
(2,510)	Pacific Drilling SA	(25,351)
(4,450)	Penn West Petroleum, Ltd.	(47,882)
(1,830)	Regency Energy Partners LP	(45,896)
(1,260)	Sanchez Energy Corp.	(25,099)
(630)	SEACOR Holdings, Inc.	(46,418)
(630)	Seadrill, Ltd.	(23,442)
(1,560)	Vanguard Natural Resources LLC	(44,351)
(3,780)	Weatherford International, Ltd.	(45,889)
(790)	Western Gas Partners LP	(46,934)
(870)	Williams Partners LP	(45,066)
(1,630)	WPX Energy, Inc.	(26,113)

		(861,456)

	Financial-(1.5)%
(2,120)	Bankrate, Inc.	(25,313)
(1,300)	Capital Bank Financial Corp.	(22,308)
(970)	China Life Insurance Co., Ltd.	(38,238)
(780)	Infinity Property & Casualty Corp.	(43,836)
(3,790)	Northfield Bancorp, Inc.	(43,054)

		(172,749)

	Industrial-(1.5)%
(1,840)	GasLog, Ltd.	(23,663)
(1,120)	Golar LNG, Ltd.	(41,395)
(1,220)	Gulfmark Offshore, Inc., Class A	(47,531)
(600)	Tesla Motors, Inc.	(22,734)
(1,440)	Walter Energy, Inc.	(41,040)

		(176,363)

	Technology-(14.6)%
(2,410)	21Vianet Group, Inc.	(22,654)
(4,640)	Accelrys, Inc.	(45,286)
(1,060)	Acorda Therapeutics, Inc.	(33,952)
(1,790)	Aixtron SE, Sponsored ADR	(26,241)
(4,950)	Atmel Corp.	(34,452)
(540)	BioMarin Pharmaceutical, Inc.	(33,620)
(1,090)	BroadSoft, Inc.	(28,852)
(2,180)	Ciena Corp.	(34,902)
(1,270)	Cogent Communications Group, Inc.	(33,528)
(860)	Comverse, Inc.	(24,114)
(470)	Concur Technologies, Inc.	(32,270)
(680)	Cornerstone OnDemand, Inc.	(23,188)
(1,110)	Dealertrack Technologies, Inc.	(32,612)
(880)	Demandware, Inc.	(22,308)
(5,620)	Dendreon Corp.	(26,583)
(2,270)	Digital River, Inc.	(32,098)
(2,940)	Exact Sciences Corp.	(28,812)
(1,030)	ExactTarget, Inc.	(23,968)
(1,360)	EZchip Semiconductor, Ltd.	(32,817)
(840)	Facebook, Inc.	(21,487)
(1,380)	Fusion-io, Inc.	(22,591)
(4,580)	Groupon, Inc.	(28,030)
(5,860)	Halozyme Therapeutics, Inc.	(33,812)
(1,480)	HealthStream, Inc.	(33,951)
(380)	HeartWare International, Inc.	(33,603)
(2,100)	ImmunoGen, Inc.	(33,726)
(770)	Interactive Intelligence Group, Inc.	(34,150)

Shares		Value

	Technology (continued)
(3,500)	InterMune, Inc.	$(31,675)
(1,430)	Jive Software, Inc.	(21,736)
(2,170)	LivePerson, Inc.	(29,469)
(3,910)	Micron Technology, Inc.	(39,022)
(440)	NetSuite, Inc.	(35,226)
(1,510)	New Oriental Education & Technology Group, ADR	(27,180)
(2,630)	Optimer Pharmaceuticals, Inc.	(31,297)
(400)	Palo Alto Networks, Inc.	(22,640)
(3,490)	Polycom, Inc.	(38,669)
(860)	Polypore International, Inc.	(34,555)
(880)	Puma Biotechnology, Inc.	(29,383)
(870)	QLIK Technologies, Inc.	(22,472)
(630)	Red Hat, Inc.	(31,853)
(2,130)	Riverbed Technology, Inc.	(31,758)
(180)	Salesforce.com, Inc.	(32,189)
(1,090)	Sarepta Therapeutics, Inc.	(40,276)
(3,590)	Scientific Games Corp.	(31,413)
(630)	Sina Corp.	(30,612)
(600)	Sourcefire, Inc.	(35,538)
(1,860)	Spirit Aerosystems Holdings, Inc.	(35,321)
(600)	Splunk, Inc.	(24,018)
(1,070)	TESARO, Inc.	(23,497)
(1,810)	Tessera Technologies, Inc.	(33,938)
(1,510)	TIBCO Software, Inc.	(30,532)
(1,010)	Universal Display Corp.	(29,684)
(3,120)	Vivus, Inc.	(34,320)
(440)	VMware, Inc.	(34,707)
(900)	Vocera Communications, Inc.	(20,700)
(1,020)	Yelp, Inc.	(24,184)
(1,170)	Youku, Inc., ADR	(19,621)

		(1,721,092)

	Utilities-(0.5)%
(3,280)	Atlantic Power Corp.	(16,170)
(3,090)	Comstock Resources, Inc.	(50,213)

		(66,383)

TOTAL COMMON STOCKS SOLD SHORT		(4,720,636)

TOTAL SECURITIES SOLD SHORT-(40.0)%
(Proceeds $4,607,015)		$(4,720,636)

* Non-income producing security.

(a)

Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $4,131,611 and cash equivalents of $4,324,612.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liabilty Company

LP - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing the civil law

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Schedule of Investments.

Notes to Financial Statements	James Advantage Funds
March 31, 2013

1. ORGANIZATION

The James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund and James Mid Cap Fund are each a diversified series of the Trust, and James Micro Cap Fund and James Long-Short Fund are each a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as the Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010. The James Long-Short Fund commenced its public offering of shares on May 23, 2011.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase as $1 billion to $8 billion.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than $250 million.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

Securities are valued at fair value. The Funds’ portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business and on any other day that the Fair Valuation Policy would dictate. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, or when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued at evaluated prices provided by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value. Shares of open-end investment companies are valued at net asset value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	-	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	-	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013:

James Balanced: Golden Rainbow Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$1,055,776,766	$–	$–	$1,055,776,766
Closed-End Funds	2,488,275	–	–	2,488,275
Exchange Traded Funds	29,931,793	–	–	29,931,793
Corporate Bonds	–	192,806,989	–	192,806,989
Mortgage Backed Securities	–	23,029,346	–	23,029,346
U.S. Government Agencies	–	36,912,583	–	36,912,583
U.S. Treasury Bonds & Notes	499,255,741	–	–	499,255,741
Foreign Bonds	–	51,478,197	–	51,478,197
Municipal Bonds	–	52,447,062	–	52,447,062

Short Term Investments	97,484,451	–	–	97,484,451

Total	$1,684,937,026	$356,674,177	$–	$2,041,611,203

James Small Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$150,266,046	$–	$–	$150,266,046
Short Term Investments	7,731,806	–	–	7,731,806

Total	$157,997,852	$–	$–	$157,997,852

James Mid Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$14,559,550	$–	$–	$14,559,550
Exchange Traded Funds	255,595	–	–	255,595
Short Term Investments	700,816	–	–	700,816

Total	$15,515,961	$–	$–	$15,515,961

James Micro Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$11,437,660	$–	$–	$11,437,660
Short Term Investments	735,074	–	–	735,074

Total	$12,172,734	$–	$–	$12,172,734

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$11,242,242	$–	$–	$11,242,242
Exchange Traded Funds	125,058			125,058
Short Term Investments	988,500	–	–	988,500

Total	$12,355,800	$–	$–	$12,355,800

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Liabilities
Securities Sold Short
Common Stocks	$(4,720,636)	$–	$–	$(4,720,636)

TOTAL	$(4,720,636)	$–	$–	$(4,720,636)

* For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the nine months ended March 31, 2013, the Funds did not have any significant transfers between Level 1 and Level 2 securities.

For the nine months ended March 31, 2013, the Funds did not have any securities which used significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2013, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend to the prime broker and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The following information is computed on a tax basis for each item as of March 31, 2013:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

James Balanced: Golden Rainbow Fund	$1,740,474,994	$315,789,122	$(14,361,378)	$301,427,744
James Small Cap Fund	117,941,173	42,556,374	(2,499,695)	40,056,679
James Mid Cap Fund	11,570,757	4,257,982	(312,778)	3,945,204
James Micro Cap Fund	8,687,191	3,618,829	(133,286)	3,485,543
James Long-Short Fund	10,228,084	2,362,824	(235,108)	2,127,716

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

4. New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilities comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of IFRS. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Fund’s financial statement disclosures.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 28, 2013

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Chief Financial Officer
(Principal Financial Officer)
Date:	May 28, 2013